Accumulated Other Comprehensive Income, Accumulated Other Comprehensive Income (Loss) Balances, Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Balance	$ 645,285	$ 599,987	$ 601,128
Other comprehensive (loss) income - before reclassifications	9,976	14,260	(38,363)
Amount reclassified from accumulated other comprehensive income	(600)	(303)	(978)
Other comprehensive income (loss), net of tax	9,376	13,957	(39,341)
Balance	676,343	645,285	599,987
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Balance	(13,237)	(27,194)	12,147
Other comprehensive income (loss), net of tax	9,376	13,957	(39,341)
Balance	(3,861)	(13,237)	(27,194)
Net Unrealized Holding (Loss) Gain on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Balance	(23,899)	(32,271)	(26)
Other comprehensive (loss) income - before reclassifications	2,186	8,372	(32,245)
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	2,186	8,372	(32,245)
Balance	(21,713)	(23,899)	(32,271)
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member]
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Balance	13,476	7,588	13,706
Other comprehensive (loss) income - before reclassifications	7,790	5,888	(6,118)
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	7,790	5,888	(6,118)
Balance	21,266	13,476	7,588
Net Change in Net Actuarial Gain and Prior Service Cost (Credit) on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Balance	(2,814)	(2,511)	(1,533)
Other comprehensive (loss) income - before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	(600)	(303)	(978)
Other comprehensive income (loss), net of tax	(600)	(303)	(978)
Balance	$ (3,414)	$ (2,814)	$ (2,511)